Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 323,941	kr 320,399
Book value of financial liabilities	309,729	312,857
Fair value of financial assets	331,720	330,710
Fair value of financial liabilities	310,253	313,433
Surplus value (+) /Deficit value (-), financial assets	7,779	10,311
Surplus value (+) /Deficit value (-) financial liabilities	524	576
Borrowing from credit institutions
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Book value of financial liabilities	5,230	3,486
Fair value of financial liabilities	5,230	3,486
Borrowing from the public
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Book value of financial liabilities	10,000	10,000
Fair value of financial liabilities	10,000	10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Book value of financial liabilities	279,770	273,976
Fair value of financial liabilities	280,294	274,552
Surplus value (+) /Deficit value (-) financial liabilities	524	576
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	14,729	25,395
Fair value of financial liabilities	14,729	25,395
Cash and cash equivalents
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Book value of financial assets	11,128	3,362
Fair value of financial assets	11,128	3,362
Treasuries/government bonds
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Book value of financial assets	10,872	22,266
Fair value of financial assets	10,872	22,266
Other interest-bearing securities except loans
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Book value of financial assets	45,881	33,551
Fair value of financial assets	45,881	33,551
Loans in the form of interest-bearing securities
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Book value of financial assets	46,578	50,780
Fair value of financial assets	47,991	52,091
Surplus value (+) /Deficit value (-), financial assets	1,413	1,311
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	20,775	31,315
Fair value of financial assets	20,993	31,424
Surplus value (+) /Deficit value (-), financial assets	218	109
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	180,288	171,562
Fair value of financial assets	186,436	180,453
Surplus value (+) /Deficit value (-), financial assets	6,148	8,891
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	8,419	7,563
Fair value of financial assets	kr 8,419	kr 7,563